Convertible Notes, at Fair Value - Schedule of Convertible Notes Measured at Fair Value (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Current
Convertible Notes Current	¥ 473,715,560
Non-current
Convertible Notes Non Current	464,847,231	420,712,380
Total convertible notes, at fair value	938,562,791	420,712,380
Convertible Senior Note Current [Member]
Current
Convertible Notes Current	473,715,560
Convertible senior Note Non Current [Member]
Non-current
Convertible Notes Non Current		420,712,380
Convertible senior Note Non Current One [Member]
Non-current
Convertible Notes Non Current	¥ 464,847,231